Registration No. 333-201191

As filed with the Securities and Exchange Commission on March 9, 2015

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

(Check appropriate box or boxes)

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

1999 Avenue of the Stars, 27th Floor

Los Angeles, CA 90067

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Nori L. Gabert

Associate General Counsel and Vice President

AIG Consumer Insurance

2919 Allen Parkway, L4-01

Houston, Texas 77019

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

And

Jon S. Rand

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Approximate Date of Proposed Public Offering: Immediately upon filing pursuant to paragraph (b).

Title of securities being registered: Shares of beneficial interest, without par value. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Registration Statement of SunAmerica Series Trust (“Trust”) on Form N-14 (File No. 333-201191) (“Registration Statement”) consists of the following: (1) cover page of the Registration Statement; and (2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 2 hereby incorporates by reference Part A and Part B from the Trust’s definitive prospectus/information statement as filed on January 28, 2015 pursuant to Rule 497(c) under the Securities Act of 1933 (File No. 333-201191) (accession no. 0001193125-15-022790). The purpose of this Post-Effective Amendment No. 2 is solely to file the final tax opinion as an exhibit to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15. Indemnification

The following quote from Article IX of the Registrant’s Declaration of Trust contains relevant provisions relating to the indemnification obligations of the Registrant with respect to certain covered persons, including trustees, officers and employees of the Trust:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

In addition, each of the Independent Trustees has entered into an Indemnification Agreement with the Registrant. The Indemnification Agreement, among other things, seeks to preserve the current indemnification rights of each Independent Trustee, including with respect to advancement of expenses, even after such Independent Trustee no longer serves as a Trustee of the Registrant.

Item 16. Exhibits

(1)

Amended and Restated Declaration of Trust dated March 26, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(2)

Amended and Restated By-laws dated March 26, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(3)		None.

(4)		Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Information Statement included in this Registration Statement).

(5)		Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (1) and (2) above.

(6)	(a)

Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. (“SAAMCo”) dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(b)

Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(c)

Amendment to the Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(d)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Alliance Capital Management L.P. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(e)

Amendment No. 3 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated October 3, 2007. Incorporated by Reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(f)

Amendment No. 4 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated January 23, 2012. Incorporated by Reference to Post-Effective Amendment No 58 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on January 20, 2012.

(g)

Amendment No. 5 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated July 16, 2012. Incorporated by Reference to Post-Effective Amendment No 61 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 29, 2012.

(h)

Amendment No. 6 to the Subadvisory Agreement between SAAMCo and AllianceBernstein, L.P. dated December 19, 2012. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(i)

Subadvisory Agreement between SAAMCo and Banc of America Capital Management, Inc. dated April 5, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(j)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Banc of America Capital Management, Inc. dated February 14, 2005. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2005.

(k)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC and Banc of America Capital Management, LLC) dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(l)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and BofA Advisors LLC (formerly, Columbia Management Advisors, LLC and Banc of America Capital Management, LLC) dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(m)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC) dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(n)

Subadvisory Agreement between SAAMCo and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investment, LLC) dated May 1, 2010. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(o)

Subadvisory Agreement between SAAMCo and Davis Selected Advisers, L.P dated February 23, 2001. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 33-52742) filed on August 21, 2003.

(p)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Davis Selected Advisers, L.P. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(q)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Davis Selected Advisers, LP dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(r)

Subadvisory Agreement between SAAMCo and Federated Investment Counseling dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(s)

Amendment to Subadvisory Agreement between SAAMCo and Federated Investment Counseling dated May 1, 2004 (transferring subadvisory responsibilities for Federated American Leaders Portfolio and Telecom Utility Portfolio to Federated Equity Management Company of Pennsylvania and Corporate Bond Portfolio to Federated Investment Management Company). Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(t)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Federated Equity Management Company of Pennsylvania and Federated Investment Management Company dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(u)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and Federated Investment Management Company dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(v)

Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated August 28, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(w)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(y)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Franklin Advisory Services, LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(x)

Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(z)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No 44 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on February 13, 2008.

(aa)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management International dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(ab)

Subadvisory Agreement between SAAMCo and Invesco Advisers, Inc. dated June 1, 2010. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(ac)

Subadvisory Agreement between SAAMCo and Invesco Advisers, Inc. dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ad)

Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(ae)

Amendment to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 23, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(af)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(ag)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated by Reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(ah)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated November 15, 2010. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(ai)

Amendment No. 5 to Subadvisory Agreement between SAAMCo and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(aj)

Subadvisory Agreement between SAAMCo and Marsico Capital Management, LLC dated December 14, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(ak)

Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated January 1, 1999. Incorporated herein by reference to Registrant’s Form N-14 (File No. 33-52742) filed on August 21, 2003.

(al)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated May 1, 2007. Incorporated by reference to Post-Effective Amendment No 44 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on February 13, 2008.

(am)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(an)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated November 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 17, 2009.

(ao)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ap)

Subadvisory Agreement between SAAMCo and Morgan Stanley Dean Witter Investment Management dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(aq)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated January 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2005.

(ar)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(as)

Amendment No. 3 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(at)

Amendment No. 4 to Subadvisory Agreement between SAAMCo and Morgan Stanley Investment Management Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(au)

Subadvisory Agreement between SAAMCo and OppenheimerFunds, Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(av)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and OppenheimerFunds, Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(aw)

Subadvisory Agreement between SAAMCo and Pacific Investment Management Company LLC (“PIMCO”) dated May 1, 2008. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(ax)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and PIMCO dated March 21, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ay)

Subadvisory Agreement between SAAMCo and PineBridge Investments, LLC dated March 29, 2010. Incorporated by reference to Post-Effective Amendment No 49 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2010.

(az)

Subadvisory Agreement between SAAMCo and Putnam Investment Management, LLC dated December 6, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ba)

Subadvisory Agreement between SAAMCo and Pyramis Global Investors, LLC dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(bb)

Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated August 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(bc)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(bd)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Templeton Investment Counsel, LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(be)

Form of Subadvisory Agreement between SAAMCo and The Boston Company Asset Management, LLC dated May 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(bf)

Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(bg)

Amendment No. 1 to Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(bh)

Amendment No. 2 to Subadvisory Agreement between SAAMCo and Wells Capital Management Incorporated dated July 20, 2009. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on February 12, 2010.

(bi)

Master-Feeder Addendum to Investment Advisory and Management Agreement dated October 15, 2012. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(bj)

Advisory Fee Waiver Agreement dated October 15, 2012—Feeders. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(bk)

Advisory Fee Waiver Agreement for the Emerging Markets Portfolio dated January 14, 2013. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(bl)

Form of Amended and Restated Advisory Fee Waiver Agreement for the Emerging Markets Portfolio dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(bm)

Form of Advisory Fee Waiver Agreement for the Capital Growth Portfolio dated May 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(7)

Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 33-52742) filed August 21, 2003.

(8)		Inapplicable.

(9)	(a)

Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(b)

Amendment to Master Custodian Agreement between Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 14, 2006.

(10)	(a)

Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares) dated January 1, 2013. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(b)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares) dated January 1, 2013. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(c)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares) dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

	(d)	Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (file No. 33-52742) filed on August 1, 2002.

(e)

Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 53 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on November 8, 2011.

(f)

Amendment No. 1 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(g)

Amendment No. 2 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(h)

Amendment No. 3 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(i)

Amendment No. 4 to the Shareholder Services Agreement between American General Life Insurance Company and SunAmerica Series Trust dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(j)

Shareholder Services Agreement between First SunAmerica Life Insurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 53 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on November 8, 2011.

(k)

Amendment No. 1 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (formerly, First SunAmerica Life Insurance Company) and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(l)

Amendment No. 2 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(m)

Amendment No. 3 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(n)

Amendment No. 4 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and SunAmerica Series Trust dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(11)

Opinion and consent of Morgan, Lewis & Bockius LLP, special Massachusetts counsel for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-201191) filed on December 22, 2014.

(12)		Final tax opinion of Dechert LLP, counsel to the Registrant.*

(13)	(a)

Form of Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 15, 2004.

(b)

Form of Addendum to Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on July 5, 2001.

(c)

Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on May 7, 1997.

(d)

Form of Addendum to Fund Participation Agreement for Class 1 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 17, 2009.

(e)

Form of Addendum to Fund Participation Agreement for Class 2 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 17, 2009.

(f)

Form of Addendum to Fund Participation Agreement for Class 3 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 17, 2009.

(g)

Fund Participation Agreement with AIG SunAmerica Life Assurance Company dated September 1, 2006 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(h)

Amendment No. 1 to the Participation Agreement with SunAmerica Life Assurance Company dated April 1, 2011 (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(i)

Amendment No. 2 to the Participation Agreement with SunAmerica Annuity and Life Assurance Company (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(j)

Fund Participation Agreement with First SunAmerica Life Insurance Company dated September 1, 2006 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(k)

Amendment No. 1 to the Participation Agreement with First SunAmerica Life Insurance Company dated April 1, 2011 (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(l)

Amendment No. 2 to the Participation Agreement with The United States Life Insurance Company in the City of New York (Master Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on October 2, 2012.

(m)

Participation Agreement between SunAmerica Annuity and Life Assurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 58 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on January 20, 2012.

(n)

Fund Participation Agreement between First SunAmerica Life Insurance Company and SunAmerica Series Trust. Incorporated by reference to Post-Effective Amendment No 58 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on January 20, 2012.

(o)

Indemnification Agreement between Registrant and Garrett F. Bouton. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(p)

Indemnification Agreement between Registrant and Carl D. Covitz. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 16, 2006.

(q)

Indemnification Agreement between Registrant and Jane Jelenko. Incorporated by reference to Post-Effective Amendment No 42 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on February 12, 2007.

(r)

Indemnification Agreement between Registrant and Allan L. Sher. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 16, 2006.

(s)

Indemnification Agreement between Registrant and Gilbert T. Ray. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 16, 2006.

(t)

Indemnification Agreement between Registrant and Bruce G. Willison. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 16, 2006.

(u)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SunAmerica Dynamic Allocation Portfolio, and SAAMCo dated January 23, 2012. Incorporated by reference to Post-Effective Amendment No 58 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on January 20, 2012.

(v)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SunAmerica Dynamic Strategy Portfolio, and SAAMCo dated July 16, 2012. Incorporated by Reference to Post-Effective Amendment No 61 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on June 29, 2012.

(w)

Form of Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the SunAmerica Dynamic Strategy Portfolio, and SAAMCo dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(x)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the Protected Asset Allocation SAST Portfolio, and SAAMCo dated October 15, 2012. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(y)

Form of Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCPSM Managed Asset Allocation SAST Portfolio, and SAAMCo dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(z)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCP Total Return BalancedSM Portfolio, and SAAMCo dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(aa)

Form of Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCP Total Return BalancedSM Portfolio, and SAAMCo dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ab)

Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCPSM Value Portfolio, and SAAMCo dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ac)

Form of Amended and Restated Expense Limitation Agreement between SunAmerica Series Trust, on behalf of the VCPSM Value Portfolio, and SAAMCo dated April 30, 2014. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(ad)

Master Transfer Agency and Service Agreement between VALIC Retirement Services Company and SunAmerica Series Trust dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(14)	(a)

Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-201191) filed on January 21, 2015.

(b)

Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for Seasons Series Trust. Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-201191) filed on January 21, 2015.

	(c)	Consent of Willkie Farr and Gallagher LLP. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-201191) filed on December 22, 2014.

	(d)	Consent of Dechert LLP, counsel to the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-201191) filed on December 22, 2014.

(15)		None.

(16)		Power of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-201191) filed on January 21, 2015.

(17)`	(a)

Statement of Additional Information of SunAmerica Series Trust, with respect to the Cash Management Portfolio, dated May 1, 2014. Incorporated herein by reference to Definitive Materials filed under Rule 497 (File No. 33-52742) of the Securities Act of 1933 on May 1, 2014.

(b)

Statement of Additional Information of Seasons Series Trust, with respect to the Cash Management Portfolio, dated July 29, 2014. Incorporated herein by reference to Post-Effective Amendment No. 39 to Season Series Trust’s Form N-1A (File No. 333-08653) filed on July 18, 2014.

(c)

Annual Report of SunAmerica Series Trust, with respect to the Cash Management Portfolio, for the period ended January 31, 2014. Incorporated herein by reference to Registrant’s Form N-CSR (File No. 811-07238) filed on April 10, 2014.

(d)

Semi-Annual Report of SunAmerica Series Trust, with respect to the Cash Management Portfolio, for the period ended July 31, 2014. Incorporated herein by reference to Registrant’s Form N-CSR (File No. 811-07238) filed on October 8, 2014.

(e)

Annual Report of Seasons Series Trust, with respect to the Cash Management Portfolio, for the period ended March 31, 2014. Incorporated herein by reference to Form N-CSR (File No. 811-07725) filed on June 6, 2014.

(f)

Semi-Annual Report of Seasons Series Trust, with respect to the Cash Management Portfolio, for the period ended September 30, 2014. Incorporated herein by reference to Form N-CSR (File No. 811-07725) filed on December 8, 2014.

(g)

Code of Ethics of SunAmerica Asset Management Corp. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(h)

Code of Ethics of AllianceBernstein, LP. Incorporated by reference to Post-Effective Amendment No 70 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 22, 2013.

(i)

Code of Ethics of BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC). Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(j)

Code of Ethics of Columbia Management Investment Advisers, LLC. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(k)

Code of Ethics of Davis Selected Advisers, L.P. Incorporated by reference to Post-Effective Amendment No 49 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2010.

(l)

Code of Ethics of Federated Investors, Inc. Incorporated by reference to Post-Effective Amendment No 49 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2010.

(m)

Code of Ethics of Franklin-Templeton Investments. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(n)

Code of Ethics of Goldman Sachs Asset Management International. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(o)

Code of Ethics of Invesco Advisers, Inc. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(p)

Code of Ethics of J.P. Morgan Investment Management Inc. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(q)

Code of Ethics of Marsico Capital Management, LLC. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(r)

Code of Ethics of Massachusetts Financial Services Company. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 18, 2008.

(s)

Code of Ethics of Morgan Stanley Investment Management. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(t)

Code of Ethics of OppenheimerFunds, Inc. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(u)

Code of Ethics of Pacific Investment Management Company. Incorporated by reference to Post-Effective Amendment No 49 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2010.

(v)

Code of Ethics of PineBridge Investments, LLC. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(w)

Code of Ethics of Putnam Investment Management, Inc. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 23, 2012.

(x)

Code of Ethics of Pyramis Global Investors, LLC. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(y)

Code of Ethics of The Boston Company Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 25, 2014.

(z)

Code of Ethics of Well Capital Management Incorporated. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 16, 2007.

(aa)	Code of the Ethics of American Funds. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

(ab)

Code of the Ethics of The Capital Group Companies, Inc. Incorporated by reference to Post-Effective Amendment No 46 to the Registrant’s Registration Statement on Form N-1A (File No. 33-52742) filed on April 21, 2011.

*Filed Herewith

Item 17. Undertakings

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)    The undersigned Registrant agrees to file, pursuant to Rule 497 under the Securities Act of 1933, as amended, a definitive copy of the Prospectus/Information Statement that reflects certain changes in disclosure resulting from comments received by the staff of the Division of Investment Management of the Securities and Exchange Commission.

(4)    The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement under 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey, on the 9th day of March, 2015.

SUNAMERICA SERIES TRUST (Registrant)

By:	/s/ John T. Genoy
John T. Genoy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Trustee	March 9, 2015
(Bruce G. Willison)

/s/ Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	March 9, 2015
(Gregory R. Kingston)

*	Trustee	March 9, 2015
(Garrett F. Bouton)

*	Trustee	March 9, 2015
(Carl D. Covitz)

*	Trustee	March 9, 2015
(Peter A. Harbeck)

/s/ John T. Genoy	President (Principal Executive Officer)	March 9, 2015
(John T. Genoy)

*	Trustee	March 9, 2015
(Jane Jelenko)

*	Trustee	March 9, 2015
(Allan L. Sher)

*	Trustee	March 9, 2015
(Gilbert T. Ray)

*By:	/s/ Nori L. Gabert	March 9, 2015
Nori L. Gabert, Attorney-in-Fact

SCHEDULE OF EXHIBITS

Exhibit Number	Description of Exhibit
12	Final tax opinion of Dechert LLP, counsel to the Registrant.